The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Brazilian government securities	R$ 259,024,432	R$ 215,945,004
Corporate debt and marketable equity securities	23,766,666	16,689,704
Bank debt securities	20,621,803	10,668,517
Mutual funds	9,966,594	6,516,477
Foreign governments securities	689,293	626,079
Brazilian sovereign bonds	307,452	725,515
Financial assets at fair value through profit or loss	314,376,240	251,171,296
Derivative financial instruments (assets)	22,184,725	24,815,393
Derivative financial instruments (liabilities)	(14,265,283)	(18,697,682)
Derivatives	7,919,442	6,117,711
Brazilian government securities	155,874,887	143,498,442
Corporate debt securities	6,135,351	4,894,033
Bank debt securities	6,137,649	6,127,305
Brazilian sovereign bonds	8,885,505	9,572,373
Foreign governments securities	6,659,985	6,508,218
Mutual funds	2,127,954	2,950,583
Marketable equity securities and other stocks	7,695,206	12,291,021
Financial assets at fair value through other comprehensive income	193,516,537	185,841,975
Total	515,812,219	443,130,982
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	252,536,563	209,599,900
Corporate debt and marketable equity securities	17,359,614	12,413,353
Bank debt securities	1,411,890	1,717,037
Mutual funds	9,965,220	6,516,477
Foreign governments securities	689,293	626,079
Brazilian sovereign bonds	307,452	725,515
Financial assets at fair value through profit or loss	282,270,032	231,598,361
Derivative financial instruments (assets)	3,982,364	138,708
Derivative financial instruments (liabilities)	(4,203,232)	(67,427)
Derivatives	(220,868)	71,281
Brazilian government securities	155,835,878	143,467,979
Corporate debt securities	1,523,253	1,128,700
Bank debt securities	5,603,539	5,576,877
Brazilian sovereign bonds	8,885,505	9,572,373
Foreign governments securities	6,659,985	6,508,218
Mutual funds	2,126,928	2,950,583
Marketable equity securities and other stocks	5,345,695	11,153,243
Financial assets at fair value through other comprehensive income	185,980,783	180,357,973
Total	468,029,947	412,027,615
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	6,487,867	6,345,101
Corporate debt and marketable equity securities	5,930,123	3,956,920
Bank debt securities	19,209,913	8,951,480
Financial assets at fair value through profit or loss	31,627,903	19,253,501
Derivative financial instruments (assets)	18,022,857	24,657,390
Derivative financial instruments (liabilities)	(9,531,100)	(18,383,783)
Derivatives	8,491,757	6,273,607
Brazilian government securities	13,225
Corporate debt securities	4,069,087	3,627,146
Bank debt securities	534,110	496,598
Marketable equity securities and other stocks	1,503,503	1,104,155
Financial assets at fair value through other comprehensive income	6,119,925	5,227,899
Total	46,239,585	30,755,007
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	2	3
Corporate debt and marketable equity securities	476,929	319,431
Mutual funds	1,374
Financial assets at fair value through profit or loss	478,305	319,434
Derivative financial instruments (assets)	179,504	19,295
Derivative financial instruments (liabilities)	(530,951)	(246,472)
Derivatives	(351,447)	(227,177)
Brazilian government securities	25,784	30,463
Corporate debt securities	543,011	138,187
Bank debt securities		53,830
Mutual funds		1,026
Marketable equity securities and other stocks	846,008	33,623
Financial assets at fair value through other comprehensive income	1,415,829	256,103
Total	R$ 1,542,687	R$ 348,360